Goodwill - Summary of Breakdown and Changes in Goodwill (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Reconciliation of Changes in Goodwill [Line Items]
Beginning balance	€ 29,612
Ending balance	29,462	€ 29,612
Operating segments [member]
Disclosure of Reconciliation of Changes in Goodwill [Line Items]
Beginning balance	29,612	29,383
Increase		13
Decrease	0	0
Impairments	0	0
Exchange differences	(150)	216
Ending balance	29,462	29,612
Core domestic [member] | Operating segments [member]
Disclosure of Reconciliation of Changes in Goodwill [Line Items]
Beginning balance	28,077	28,035
Reclassification		29
Increase		13
Decrease	0	0
Impairments	0	0
Ending balance	28,077	28,077
International wholesale [member] | Operating segments [member]
Disclosure of Reconciliation of Changes in Goodwill [Line Items]
Beginning balance	412	412
Decrease	0	0
Impairments	0	0
Ending balance	412	412
Domestic [member] | Operating segments [member]
Disclosure of Reconciliation of Changes in Goodwill [Line Items]
Beginning balance	28,489	28,447
Reclassification		29
Increase		13
Decrease	0	0
Impairments	0	0
Ending balance	28,489	28,489
Brazil [member] | Operating segments [member]
Disclosure of Reconciliation of Changes in Goodwill [Line Items]
Beginning balance	1,123	907
Decrease	0	0
Impairments	0	0
Exchange differences	(150)	216
Ending balance	973	1,123
Media [member] | Operating segments [member]
Disclosure of Reconciliation of Changes in Goodwill [Line Items]
Beginning balance		29
Reclassification		(29)
Decrease		0
Impairments		0
Other operations [member] | Operating segments [member]
Disclosure of Reconciliation of Changes in Goodwill [Line Items]
Decrease	0	0
Impairments	€ 0	€ 0